FT Vest Laddered Autocallable Barrier & Income ETF (ACYN)
Portfolio of Investments
March 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 94.9%
$29,110,000	U.S. Treasury Bill	(a)	04/30/26	$29,025,003
29,195,000	U.S. Treasury Bill	(a)	05/28/26	29,027,095
34,300,000	U.S. Treasury Bill	(a)	06/30/26	33,992,029
	Total U.S. Treasury Bills			92,044,127
	(Cost $92,045,704)

Shares	Description	Value
MONEY MARKET FUNDS — 17.0%
16,460,267	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	16,460,267
	(Cost $16,460,267)

	Total Investments — 111.9%	108,504,394
	(Cost $108,505,971)
	Net Other Assets and Liabilities — (11.9)%	(11,536,278)
	Net Assets — 100.0%	$96,968,116
TOTAL RETURN SWAPS

Counterparty	Reference Instrument	Fund Pays	Fund Receives	Termination Date	Periodic Payment Frequency	Notional Amount	Upfront Payments Paid/ (Received)	Market Value	Unrealized Appreciation/ (Depreciation)
BNP	Lowest of three Equity returns on S&P 500 Index, Russell 2000 Index, and NASDAQ- 100 Index	SOFR	Return from a basket of components with annualized coupon premiums from 10.60% to 12.36% and maturity dates ranging from 4/1/27 to 3/15/28. (c)	Perpetual	Monthly	$26,475,440	$(93,577)	$(205,726)	$(112,149)
CITI	Lowest of three Equity returns on S&P 500 Index, Russell 2000 Index, and NASDAQ- 100 Index	SOFR	Return from a basket of components with annualized coupon premiums from 10.60% to 13.00% and maturity dates ranging from 4/1/27 to 3/15/28. (c)	Perpetual	Monthly	26,475,440	(215,097)	(182,071)	33,026
JPM	Lowest of three Equity returns on S&P 500 Index, Russell 2000 Index, and NASDAQ- 100 Index	SOFR	Return from a basket of components with annualized coupon premiums from 12.08% to 14.64% and maturity dates ranging from 4/1/27 to 3/15/28. (c)	Perpetual	Monthly	43,369,088	332,484	390,617	58,133
							$23,810	$2,820	$(20,990)

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of March 31, 2026.
(c)	The components of the swap are subject to mandatory prepayment. As a result, the actual remaining maturity of the components of the swap may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
BNP	– BNP Paribas
CITI	– Citibank N.A.
JPM	– JPMorgan Chase and Co.
SOFR	– Secured Overnight Financing Rate

FT Vest Laddered Autocallable Barrier & Income ETF (ACYN)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$92,044,127	$—	$92,044,127	$—
Money Market Funds	16,460,267	16,460,267	—	—
Total Investments	108,504,394	16,460,267	92,044,127	—
OTC Total Return Swaps on Indices	208,546	—	208,546	—
Total	$108,712,940	$16,460,267	$92,252,673	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
OTC Total Return Swaps on Indices	$(205,726)	$—	$(205,726)	$—